TAXES (Details - Canadian tax expense) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax – Canada	$ 0	$ (64,768)
Deferred income tax – Canada	574,209	(797,096)	$ 0
Total income tax (recovery) expense	$ 574,209	$ (861,864)